Average Annual Total Returns - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2065 Fund	Sep. 08, 2023
Fidelity Freedom Blend 2065 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(19.09%)
Since Inception	5.55%
Fidelity Freedom Blend 2065 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(20.10%)
Since Inception	4.09%
Fidelity Freedom Blend 2065 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.65%)
Since Inception	4.18%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	9.70%	[1]
IXX3K
Average Annual Return:
Past 1 year	(18.17%)
Since Inception	5.44%	[1]

[1]	AFrom June 28, 2019.